RELATED PARTY TRANSACTIONS - Transactions with Cobega Companies (Details) - Cobega Companies - Entities with joint control or significant influence over entity - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of transactions between related parties [line items]
Amounts affecting revenue	€ 3	€ 3	€ 5
Amounts affecting cost of sales	(85)	(80)	(43)
Amounts affecting operating expenses	(14)	(16)	(9)
Total net amount affecting the consolidated income statement	(96)	(93)	€ (47)
Amounts due from	6	4
Amounts payable	€ 25	€ 16